UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

              Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 140.4%

Michigan — 140.4%
Corporate — 3.9%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	$14,500	$16,773,455

County/City/Special District/School District — 29.1%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 05/01/27	1,600	1,664,688
4.50%, 05/01/29	1,505	1,564,086
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF):
5.00%, 05/01/35	1,100	1,209,505
5.00%, 05/01/36	1,500	1,644,135
5.00%, 05/01/37	1,170	1,280,003
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/35	2,965	3,243,087
Byron Center Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/43	4,475	4,899,275
5.00%, 05/01/47	740	802,293
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 05/01/38	5,185	5,627,799
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF)(a):
5.50%, 05/01/21	1,200	1,296,012
5.50%, 05/01/21	2,185	2,359,822
Country of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,001,500
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 05/01/19	1,000	1,014,620
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 05/01/39	5,300	5,381,779
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 05/01/32	1,500	1,652,160
5.00%, 05/01/33	1,600	1,756,048
5.00%, 05/01/34	1,200	1,313,520
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,233,936
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/35	700	780,416

Security	Par (000)	Value
County/City/Special District/School District (continued)
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF) (continued):
5.00%, 05/01/36	$550	$611,039
5.00%, 05/01/37	550	607,635
5.00%, 05/01/39	740	810,722
5.00%, 05/01/42	1,000	1,087,960
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 05/01/33	1,500	1,653,555
5.00%, 05/01/34	1,500	1,649,865
5.00%, 05/01/35	1,000	1,099,300
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,314,270
Fraser Public School District, Refunding, GO,School Building & Site (Q-SBLF):
5.00%, 05/01/38	750	819,960
5.00%, 05/01/43	2,000	2,166,860
5.00%, 05/01/47	3,225	3,484,322
Gibraltar School District, GO, (Q-SBLF):
5.00%, 05/01/35	1,000	1,112,620
5.00%, 05/01/36	750	832,553
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	1,540	1,661,275
5.50%, 05/01/36	460	493,552
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	2,575	2,781,026
5.50%, 05/01/32	1,000	1,077,480
Grand Rapids Public Schools, GO, Refunding Unlimited Tax (AGM), 5.00%, 05/01/29	1,000	1,131,410
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 05/01/40	3,250	3,493,977
Gull Lake Community School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/45	4,000	4,366,360
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,750	7,257,802
Hudsonville Public Schools, GO, Refunding Unlimited Tax (Q-SBLF):
5.00%, 05/01/38	1,835	2,008,976
5.00%, 05/01/40	2,450	2,669,226

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Jackson Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/42	$4,000	$4,409,880
Kentwood Public Schools, GO, School Building & Site:
5.00%, 05/01/41	1,120	1,209,242
5.00%, 05/01/44	1,815	1,955,935
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 05/01/43	5,000	5,428,750
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 05/01/39	3,375	3,652,661
Portage Public Schools, GO, Refunding School Building & Site:
5.00%, 11/01/36	1,000	1,103,710
5.00%, 11/01/37	1,250	1,376,163
Romeo Community School District, GO, Refunding School Building & Site, Series 1 (Q-SBLF), 5.00%, 05/01/41	2,150	2,327,160
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/28	2,000	2,223,580
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 05/01/37	2,850	3,109,920
5.00%, 05/01/40	2,630	2,866,043
5.00%, 05/01/43	1,530	1,663,615
West Bloomfield School District, GO, School Building & Site (AGM), 5.00%, 05/01/35	1,800	1,991,394
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 05/01/33	1,000	1,102,370
5.00%, 05/01/34	1,000	1,099,910
5.00%, 05/01/35	1,000	1,099,300

		125,536,062
Education — 24.3%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	803,654
Eastern Michigan University, Refunding RB, Series A (BAM), 5.00%, 03/01/36	500	548,085
Ferris State University, Refunding RB:
5.00%, 10/01/41	2,250	2,445,795
General (AGM), 4.50%, 10/01/24	1,595	1,598,126
General (AGM), 4.50%, 10/01/25	1,405	1,407,796

Security	Par (000)	Value
Education (continued)
Lake Superior State University, RB, General (AGM), 5.00%, 01/15/48	$3,750	$4,027,163
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,639,212
College for Creative Studies, 5.00%, 12/01/36	1,550	1,606,870
College for Creative Studies, 5.00%, 12/01/40	2,900	2,986,333
College for Creative Studies, 5.00%, 12/01/45	4,400	4,520,868
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	5,958,646
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,872,002
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,167,357
Michigan State University, Refunding RB, General, Series C:
5.00%, 02/15/40	8,470	8,722,999
5.00%, 02/15/44	1,000	1,030,510
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	1,971,432
Northern Michigan University, Refunding RB, General, Series A, 5.00%, 12/01/35	1,245	1,383,008
Oakland University, RB:
5.00%, 03/01/41	3,635	3,921,256
General, 5.00%, 03/01/32	400	426,996
General, Series A, 5.00%, 03/01/38	5,490	5,907,130
General, Series A, 5.00%, 03/01/43	16,845	18,103,658
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,819,218
Wayne State University, GRB, Series A, 5.00%, 11/15/43	6,030	6,607,915
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,282,870
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,796,800
5.25%, 11/15/43	8,475	9,397,673
(AGM), 5.25%, 11/15/33	1,000	1,111,350
(AGM), 5.00%, 11/15/39	1,750	1,915,865

		104,980,587

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health — 32.1%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 07/01/44	$4,230	$4,477,413
5.00%, 07/01/47	2,200	2,325,246
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM):
5.25%, 05/15/20(a)	4,140	4,327,749
5.25%, 05/15/36	3,360	3,475,181
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	7,999,500
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	1,025	973,617
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,673,000
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	3,988,162
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/37	3,000	3,242,940
Henry Ford Health System, 5.00%, 11/15/41	1,000	1,073,110
Henry Ford Health System, 3.25%, 11/15/42	1,145	939,003
Henry Ford Health System, 4.00%, 11/15/46	8,500	8,046,950
Hospital, McLaren Health Care, 5.00%, 05/15/32	1,000	1,096,120
Hospital, McLaren Health Care, 5.00%, 05/15/33	2,000	2,183,660
Hospital, McLaren Health Care, 5.00%, 05/15/34	5,000	5,440,800
Hospital, McLaren Health Care, 5.00%, 05/15/34	1,500	1,632,240
Hospital, McLaren Health Care, 5.00%, 05/15/35	4,945	5,359,935
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,249,816
MidMichigan Health, 5.00%, 06/01/39	1,500	1,610,760
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	21,609
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,331,550
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	6,891,430

Security	Par (000)	Value
Health (continued)
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	$6,000	$6,161,760
Michigan State Hospital Finance Authority, Refunding RB:
Ascension Senior Credit Group, 5.00%, 11/15/47	2,750	2,980,615
Henry Ford Health System, 5.75%, 11/15/19(a)	3,165	3,284,099
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,310,200
McLaren Health Care, Series A, 5.00%, 06/01/35	2,250	2,396,137
Trinity Health, 6.50%, 12/01/18(a)	425	426,573
Trinity Health, 6.50%, 12/01/33	80	80,300
Trinity Health Credit Group, 6.50%, 12/01/18(a)	1,895	1,902,012
Trinity Health Credit Group, Series A, 6.13%, 12/01/18(a)	940	943,205
Trinity Health Credit Group, Series A, 6.25%, 12/01/18(a)	1,500	1,505,265
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,390,100
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	27,365	29,179,573
William Beaumont Hospital, Series W, 6.00%, 08/01/19(a)	1,500	1,543,545

		138,463,175
Housing — 7.2%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,022,480
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,543,467
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,077,350
Series A, 4.00%, 10/01/43	7,420	7,270,561
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 04/20/37	3,190	3,191,914
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,337,131

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38(b)	$7,500	$7,508,250

		30,951,153
State — 16.6%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	5,880,330
Michigan Finance Authority, RB, Charter County of Wayne Criminal Justice Center Project:
5.00%, 11/01/38	2,500	2,762,925
5.00%, 11/01/43	4,000	4,389,160
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 04/01/31	1,000	1,060,840
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,280,800
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,569,520
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(c)(d)	3,000	2,749,500
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,157,715
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I (AGC), 5.25%, 10/15/24	6,000	6,175,560
Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,500	3,601,395
Facilities Program, Series I (AGC), 5.25%, 10/15/26	1,000	1,028,490
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,151,400
Facilities Program, Series II (AGM), 5.00%, 10/15/26	7,500	7,697,550
Series I, 5.00%, 04/15/41	4,750	5,182,250
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,211,590
5.00%, 11/15/36	5,345	5,704,237

		71,603,262
Transportation — 10.1%
County of Wayne Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	13,000	13,029,510

Security	Par (000)	Value
Transportation (continued)
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	$1,475	$1,585,168
Series B, AMT, 5.00%, 12/01/42	1,000	1,069,980
Series B, AMT, 5.00%, 12/01/47	1,250	1,332,588
Series D, 5.00%, 12/01/35	3,850	4,232,112
Series D, 5.00%, 12/01/45	5,000	5,424,200
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,011,760
(AGC), 5.75%, 12/01/26	4,060	4,071,936
Series F, 5.00%, 12/01/34	8,000	8,673,520

		43,430,774
Utilities — 17.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,655	2,810,530
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 07/01/41	4,325	4,580,175
(NPFGC), 5.00%, 07/01/34	10	10,022
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 01/01/22	1,050	1,109,220
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 07/01/39	10,000	10,597,600
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 07/01/27	3,180	3,386,923
5.00%, 07/01/31	6,830	7,259,880
5.00%, 07/01/37	3,335	3,530,764
5.50%, 07/01/41	5,000	5,380,050
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	534,615
5.63%, 10/01/40	1,500	1,627,830
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,074,520
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 07/01/46	10,000	10,701,600

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Karegnondi Water Authority, Refunding RB:
5.00%, 11/01/41	$2,750	$2,941,070
5.00%, 11/01/45	3,000	3,199,110
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 07/01/34	2,000	2,158,340
Government Loan Program, 5.00%, 07/01/35	750	807,083
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	1,000	1,092,530
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/32	5,250	5,721,555
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/33	3,000	3,261,390
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20(a)	2,000	2,103,960

		73,888,767

Total Municipal Bonds — 140.4% (Cost — $590,462,211)		605,627,235

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Michigan — 25.3%
Education — 14.5%
Eastern Michigan University, RB, General ,Series A (AGM), 4.00%, 03/01/44	10,000	9,689,500
Michigan State University, Refunding RB, General, Series A, 5.00%, 08/15/38	10,000	10,930,550
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,075,005
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	10,937,700
Wayne State University, Refunding RB, General (AGM):
5.00%, 11/15/18	8,880	8,890,213
5.00%, 11/15/18	11,120	11,132,790

		62,655,758

Security	Par (000)	Value
Health — 7.4%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	$10,002	$10,651,260
Michigan Finance Authority, Refunding RB:
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	200,220
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	19,735	21,147,220

		31,998,700
State — 3.4%
Michigan State Finance Authority, Refunding RB, Student Loan, AMT, Series A, 4.00%, 11/01/28	8,750	8,862,927
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,638,606

		14,501,533

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.3% (Cost — $110,072,446)		109,155,991

Total Long-Term Investments — 165.7% (Cost — $700,534,657)		714,783,226

	Shares
Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45% (f)(g)	6,482,640	$6,483,288
Total Short-Term Securities — 1.5% (Cost — $6,483,288)		6,483,288

Total Investments — 167.2% (Cost — $707,017,945)		$721,266,514
Other Assets Less Liabilities — 0.5%		1,844,519
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.0)%		(60,209,100)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.7)%		(231,478,134)

Net Assets Applicable to Common Shares — 100.0%		$431,423,799

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,335,566	3,147,074	6,482,640	$6,483,288	$11,131	$91	$(425)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT —Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDC — Economic Development Corp.

GO — General Obligation Bonds

HDA — Housing Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

Q-SBLF — Qualified School Bond Loan Fund

RB — Revenue Bonds

S/F — Single-Family

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	31	12/19/18	$3,672	$39,111
Long U.S. Treasury Bond	98	12/19/18	13,536	556,814
5-Year U.S. Treasury Note	48	12/31/18	5,394	47,350

				$643,275

Fair Value Hierarchy as of Period End

• Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$714,783,226	$—	$714,783,226
Short-Term Securities	6,483,288	—	—	6,483,288

	$6,483,288	$714,783,226	$—	$721,266,514

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$643,275	$—	$—	$643,275

(a)	See above Schedule of Investments for values in each sector
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(60,002,056)	$—	$(60,002,056)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(291,902,056)	$—	$(291,902,056)

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 19, 2018